DEFERRED CHARGES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 26, 2013
Components of deferred financing costs [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 858,500,000
Increase (Decrease) in Deferred Charges	10,700,000	24,500,000
Debt arrangement fees and other deferred financing charges	32,903,000	27,845,000
Accumulated amortization	(6,102,000)	(3,361,000)
Deferred Finance Costs, Net	26,801,000	24,484,000
Amortization of deferred charges and debt guarantee	3,300,000	2,000,000	1,900,000
Secured debt | Line of credit | $1.125 billion newbuild facility
Components of deferred financing costs [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,125,000,000.000	$ 266,400,000		$ 1,125,000,000.000
Number of vessels	8